1. Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation and consolidation

In addition to the definitions provided elsewhere in this Annual Report, the definitions, acronyms and abbreviations identified below are used throughout this Annual Report, including these “Notes to Consolidated Financial Statements” and the section labeled “Management’s Discussion and Analysis of Financial Condition and Results of Operations” immediately following. These definitions are intended to aid the reader and provide a reference page when reviewing this Annual Report.

ABS and OAS:	Asset backed or other amortizing security	FHA:	Federal Housing Administration
ACBB:	Atlantic Community Bankers Bank	FHLBB:	Federal Home Loan Bank of Boston
ACBI:	Atlantic Community Bancshares, Inc.	FHLMC :	Federal Home Loan Mortgage Corporation
ACH:	Automated Clearing House	FICO:	Financing Corporation
AFS:	Available-for-sale	FLA:	First Loss Account
Agency MBS:	MBS issued by a US government agency	FOMC:	Federal Open Market Committee
	or GSE	FRB:	Federal Reserve Board
ALCO:	Asset Liability Committee	FRBB:	Federal Reserve Bank of Boston
ALL:	Allowance for loan losses	GAAP:	Generally Accepted Accounting Principles
AML:	Anti-money laundering laws		in the United States
AOCI:	Accumulated other comprehensive income	GSE:	Government sponsored enterprise
ASC:	Accounting Standards Codification	HMDA:	Home Mortgage Disclosure Act
ASU:	Accounting Standards Update	HTM:	Held-to-maturity
ATMs:	Automatic teller machines	ICS:	Insured Cash Sweeps of the Promontory
Bancorp:	Community Bancorp.		Interfinancial Network
Bank:	Community National Bank	IRS:	Internal Revenue Service
BHG	Bankers Healthcare Group	JNE:	Jobs for New England
BIC:	Borrower-in-Custody	Jr:	Junior
Board:	Board of Directors	LIBOR:	London Interbank Offered Rate
BOLI:	Bank owned life insurance	LLC:	Limited liability corporation
bp or bps:	Basis point(s)	MBS:	Mortgage-backed security
BSA:	Bank Secrecy Act	MPF:	Mortgage Partnership Finance
CBLR:	Community Bank Leverage Ratio	MSAs	Metropolitan Statistical Areas
CDARS:	Certificate of Deposit Accounts Registry	MSRs:	Mortgage servicing rights
	Service of the Promontory Interfinancial	NII:	Net interest income
	Network	NMTC:	New Market Tax Credits
CDs:	Certificates of deposit	OCI:	Other comprehensive income (loss)
CDI:	Core deposit intangible	OFAC:	Office of Foreign Asset Control
CECL:	Current Expected Credit Loss	OREO:	Other real estate owned
CEO:	Credit Enhancement Obligation	OTTI:	Other-than-temporary impairment
CFPB:	Consumer Financial Protection Bureau	PMI:	Private mortgage insurance
CFSG:	Community Financial Services Group, LLC	QM(s):	Qualified Mortgage(s)
CFS Partners:	Community Financial Services Partners,	RD:	USDA Rural Development
	LLC	RESPA:	Real Estate Settlement Procedures Act
Company:	Community Bancorp. and Subsidiary	SBA:	U.S. Small Business Administration
CRA:	Community Reinvestment Act	SEC:	U.S. Securities and Exchange Commission
CRE:	Commercial Real Estate	SERP:	Supplemental Employee Retirement Plan
DDA or DDAs:	Demand Deposit Account(s)	SOX:	Sarbanes-Oxley Act of 2002
DIF:	Deposit Insurance Fund	TDR:	Troubled-debt restructuring
DTC:	Depository Trust Company	TILA:	Truth in Lending Act
DRIP:	Dividend Reinvestment Plan	USDA:	U.S. Department of Agriculture
Exchange Act:	Securities Exchange Act of 1934	VA:	U.S. Veterans Administration
FASB:	Financial Accounting Standards Board	VIE:	Variable interest entities
FDIA:	Federal Deposit Insurance Act	2017 Tax Act:	Tax Cut and Jobs Act of 2017
FDIC:	Federal Deposit Insurance Corporation	2018	Economic Growth, Regulatory Relief and
FDICIA:	Federal Deposit Insurance Company	Regulatory	Consumer Protection Act of 2018
	Improvement Act of 1991	Relief Act:

The consolidated financial statements include the accounts of the Bancorp. and its wholly-owned subsidiary, the Bank. All significant intercompany accounts and transactions have been eliminated. The Company is considered a “smaller reporting company” under the disclosure rules of the SEC, as amended in 2018. Accordingly, the Company has elected to provide its audited consolidated statements of income, comprehensive income, cash flows and changes in shareholders’ equity for a two year, rather than a three year, period, and intends to provide smaller reporting company scaled disclosures where management deems it appropriate. Beginning with its periodic reports filed in 2018, the Company is considered an accelerated filer under the financial reporting rules of the SEC.

FASB ASC Topic 810, “Consolidation”, in part, addresses limited purpose trusts formed to issue trust preferred securities. It also establishes the criteria used to identify VIE, and to determine whether or not to consolidate a VIE. In general, ASC Topic 810 provides that the enterprise with the controlling financial interest, known as the primary beneficiary, consolidates the VIE. In 2007, the Company formed CMTV Statutory Trust I for the purposes of issuing trust preferred securities to unaffiliated parties and investing the proceeds from the issuance thereof and the common securities of the trust in junior subordinated debentures issued by the Company. The Company is not the primary beneficiary of CMTV Statutory Trust I; accordingly, the trust is not consolidated with the Company for financial reporting purposes. CMTV Statutory Trust I is considered an affiliate of the Company (see Note 11).

During the years 2011 through 2018, the Company was the sole owner of a LLC formed to facilitate the Company’s purchase of federal NMTC under an investment structure designed by a local community development entity. The NMTC financing matured in the fourth quarter of 2018 and the Company exited the investment and terminated its interest in the LLC. Management evaluated the Company’s interest in the LLC under the ASC guidance relating to VIEs in light of the overall structure and purpose of the NMTC financing transaction and concluded that the LLC should not be consolidated in the Company’s financial statements for financial reporting purposes, as the Company was not the primary beneficiary of the NMTC structure, did not exercise control within the overall structure and was not obligated to absorb a majority of any losses of the NMTC structure (see Note 8).

Nature of operations

The Company provides a variety of deposit and lending services to individuals, municipalities, and business customers through its branches, ATMs and telephone, mobile and internet banking capabilities in northern and central Vermont, which is primarily a small business and agricultural area. The Company's primary deposit products are checking and savings accounts and certificates of deposit. Its primary lending products are commercial, real estate, municipal and consumer loans.

Concentration of risk

The Company's operations are affected by various risk factors, including interest rate risk, credit risk, and risk from geographic concentration of its deposit taking and lending activities. Management attempts to manage interest rate risk through various asset/liability management techniques designed to match maturities and repricing of assets and liabilities. Loan policies and administration are designed to provide assurance that loans will only be granted to creditworthy borrowers, although credit losses are expected to occur because of subjective factors inherent in management’s estimate of credit risk and factors beyond the control of the Company. While the Company has a diversified loan portfolio by loan type, most of its lending activities are conducted within the geographic area where its banking offices are located. As a result, the Company and its borrowers may be especially vulnerable to the consequences of changes in the local economy in northern and central Vermont. In addition, a substantial portion of the Company's loans are secured by real estate, which is susceptible to a decline in value, especially during times of adverse economic conditions.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions involve inherent uncertainties. Accordingly, actual results could differ from those estimates and those differences could be material.

Material estimates that are particularly susceptible to significant change relate to the determination of the ALL and the valuation of OREO. In connection with evaluating loans for impairment or assigning the carrying value of OREO, management generally obtains independent evaluations or appraisals for significant properties. While the ALL and the carrying value of OREO are determined using management's best estimate of probable loan and OREO losses, respectively, as of the balance sheet date, the ultimate collection of a substantial portion of the Company's loan portfolio and the recovery of a substantial portion of the fair value of OREO are susceptible to uncertainties and changes in a number of factors, especially local real estate market conditions. The amount of the change that is reasonably possible cannot be estimated.

While management uses available information to recognize losses on loans and OREO, future additions to the allowance or write-downs of OREO may be necessary based on changes in local economic conditions or other relevant factors. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for losses on loans and the carrying value of OREO. Such agencies may require the Company to recognize additions to the allowance or write-downs of OREO based on their judgment about information available to them at the time of their examination.

MSRs associated with loans originated and sold in the secondary market, where servicing is retained, are capitalized and included in other assets in the consolidated balance sheets. MSRs are amortized against non-interest income in proportion to, and over the period of, estimated future net servicing income of the underlying loans. The value of capitalized servicing rights represents the present estimated value of the future servicing fees arising from the right to service loans for third parties. The carrying value of the MSRs is periodically reviewed for impairment based on management’s estimate of fair value as compared to amortized cost, and impairment, if any, is recognized through a valuation allowance and is recorded as a write down. Critical accounting policies for MSRs relate to the initial valuation and subsequent impairment tests. The methodology used to determine the valuation of MSRs requires the development and use of estimates, including anticipated principal amortization and prepayments. Events that may significantly affect the estimates used are changes in interest rates and the payment performance of the underlying loans. Management uses a third party consultant to assist in estimating the fair value of the Company’s MSRs.

Management evaluates securities for OTTI on at least a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. Consideration is given to various factors, including the length of time and the extent to which the fair value has been less than cost; the nature of the issuer and its financial condition and near-term prospects; and the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. The evaluation of these factors is a subjective process and involves estimates and assumptions about matters that are inherently uncertain. Should actual factors and conditions differ materially from those used by management, the actual realization of gains or losses on investment securities could differ materially from the amounts recorded in the financial statements.

Accounting for a business combination that was completed prior to 2009 requires the application of the purchase method of accounting. Under the purchase method, the Company was required to record the assets and liabilities acquired through the LyndonBank merger in 2007 at fair market value, with the excess of the purchase price over the fair value of the net assets recorded as goodwill and evaluated annually for impairment. Management uses various assumptions in evaluating goodwill for impairment.

Management utilizes numerous techniques to estimate the carrying value of various other assets held by the Company, including, but not limited to, bank premises and equipment and deferred taxes. The assumptions considered in making these estimates are based on historical experience and on various other factors that are believed by management to be reasonable under the circumstances. Management acknowledges that the use of different estimates or assumptions could produce different estimates of carrying values.

Presentation of cash flows

For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash on hand, amounts due from banks (including cash items in process of clearing), federal funds sold (generally purchased and sold for one day periods) and overnight deposits.

Investment securities

Change in Accounting Principle

Prior to 2019, the entire balance of the Company’s HTM investment portfolio consisted of Municipal notes. Effective January 1, 2019, and in accordance with ASC 250 (Accounting Changes and Error Corrections), the Company chose to reclassify these debt instruments from the investment portfolio into the loan portfolio. This change represents a voluntary reclassification of municipal debt instruments from classification as investment securities under ASC 320 (Investments – Debt and Equity Securities) to classification as loans under ASC 310 (Receivables). All periods presented have been restated to conform to this change. Accordingly, for all periods presented below, the Company’s investment portfolio consists entirely of AFS investments and municipal debt obligations are reported as a component of the Company’s loan portfolio (See Note 3). The reclassification of the municipal debt instruments in this portfolio did not have a material impact on the Company’s consolidated financial statements or results of operations.

Debt securities the Company has purchased with the possible intent to sell before maturity are classified as AFS, and are carried at fair value, with unrealized gains and losses, net of tax and reclassification adjustments, reflected as a net amount in the shareholders’ equity section of the consolidated balance sheets and in the statements of changes in shareholders’ equity. Investment securities transactions are accounted for on a trade date basis. The specific identification method is used to determine realized gains and losses on sales of debt securities AFS and equity securities. Premiums and discounts are recognized in interest income using the interest method over the period to maturity or call date. The Company does not hold any securities purchased for the purpose of selling in the near term and classified as trading. As a result of the reclassification noted in the first paragraph of this section, the Company does not hold any securities purchased with the positive intent and ability to hold to maturity and classified as HTM.

For individual debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the other-than-temporary decline in the fair value of the debt security related to (1) credit loss is recognized in earnings and (2) other factors is recognized in other comprehensive income or loss. Credit loss is deemed to exist if the present value of expected future cash flows using the interest rates at acquisition is less than the amortized cost basis of the debt security. For individual debt securities where the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost, the OTTI is recognized in earnings equal to the entire difference between the security’s cost basis and its fair value at the balance sheet date.

Other investments

In December 2011, the Company made an equity investment in a NMTC financing structure, which was fully amortized in 2017 (see Note 8). The Company’s investment in the NMTC financing structure was amortized using the effective yield method.

From time to time, the Company acquires partnership interests in limited partnerships for low income housing projects. New investments in limited partnerships are amortized using the proportional amortization method. All investments made before January 1, 2015 are amortized using the effective yield method.

The Company has a one-third ownership interest in CFS Partners, which in turn owns 100% of CFSG, a non-depository trust company (see Note 8). The Company's investment in CFS Partners is accounted for under the equity method of accounting.

Restricted equity securities

The Company holds certain restricted equity securities acquired for non-investment purposes, and required as a matter of law or as a condition to the receipt of certain financial products and services. These securities are carried at cost. As a member of the FRBB, the Company is required to invest in FRBB stock in an amount equal to 6% of the Bank's capital stock and surplus.

As a member of the FHLBB, the Company is required to invest in $100 par value stock of the FHLBB in an amount that approximates 1% of unpaid principal balances on qualifying loans, plus an additional amount to satisfy an activity based requirement. The stock is nonmarketable and redeemable at par value, subject to the FHLBB’s right to temporarily suspend such redemptions. Members are subject to capital calls in some circumstances to ensure compliance with the FHLBB’s capital plan.

In order to access correspondent banking services from the ACBB, the Company is required to invest in a minimum of 20 shares of the common stock of ACBB’s parent company, ACBI.

Loans held-for-sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Loans

As disclosed earlier in Note 1 under the heading “Investment Securities”, effective January 1, 2019 and in accordance with ASC 250 (Accounting Changes and Error Corrections), the Company chose to reclassify its municipal debt instruments from the investment portfolio into the loan portfolio. This change represents a voluntary reclassification of municipal debt instruments by management from classification as investment securities under ASC 320 (Investments – Debt and Equity Securities) to classification as loans under ASC 310 (Receivables). As stated earlier in this section, the reclassification of this portfolio did not have a material impact on the Company’s consolidated financial statements or results of operations.

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal balance, adjusted for any charge-offs, the ALL, loan premiums or discounts for acquired loans and any unearned fees or costs on originated loans.

Loan interest income is accrued daily on the outstanding balances. For all loan segments, the accrual of interest is discontinued when a loan is specifically determined to be impaired or when the loan is delinquent 90 days and management believes, after considering collection efforts and other factors, that the borrower's financial condition is such that collection of interest is doubtful. Any unpaid interest previously accrued on those loans is reversed from income. Interest income is generally not recognized on specific impaired loans unless the likelihood of further loss is considered by management to be remote. Interest payments received on non-accrual loans are generally applied as a reduction of the loan principal balance. Loans are returned to accrual status when principal and interest payments are brought current and the customer has demonstrated the intent and ability to make future payments on a timely basis. Loans are written down or charged off when collection of principal is considered doubtful.

Loan origination and commitment fees and certain direct loan origination costs are deferred and the net amount is amortized as an adjustment of the related loan's yield. The Company generally amortizes these amounts over the contractual life of the loans.

Loan premiums and discounts on loans acquired in the merger with LyndonBank were amortized as an adjustment to yield on loans. At December 31, 2019, the remainder of these premiums and discounts were fully amortized.

Allowance for loan losses

The ALL is established through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes that future payments of a loan balance are unlikely. Subsequent recoveries, if any, are credited to the allowance.

Unsecured loans, primarily consumer loans, are charged off when they become uncollectible and no later than 120 days past due. Unsecured loans to customers who subsequently file bankruptcy are charged off within 30 days of receipt of the notification of filing or by the end of the month in which the loans become 120 days past due, whichever occurs first. For secured loans, both residential and commercial, the potential loss on impaired loans is carried as a loan loss reserve specific allocation; the loss portion is charged off when collection of the full loan appears unlikely. The unsecured portion of a real estate loan is that portion of the loan exceeding the "fair value" of the collateral less the estimated cost to sell. Value of the collateral is determined in accordance with the Company’s appraisal policy. The unsecured portion of an impaired real estate secured loan is charged off by the end of the month in which the loan becomes 180 days past due.

As described below, the allowance consists of general, specific and unallocated components. However, the entire allowance is available to absorb losses in the loan portfolio, regardless of specific, general and unallocated components considered in determining the amount of the allowance.

General component

The general component of the ALL is based on historical loss experience and various qualitative factors and is stratified by the following loan segments: commercial and industrial, CRE, residential real estate 1st lien, residential real estate Jr lien and consumer loans. The Company does not disaggregate its portfolio segments further into classes.

Loss ratios are calculated by loan segment for one year, two year, three year, four year and five year look back periods. Management uses an average of historical losses based on a time frame appropriate to capture relevant loss data for each loan segment in the current economic climate. During periods of economic stability, a relatively longer period (e.g., five years) may be appropriate. During periods of significant expansion or contraction, the Company may appropriately shorten the historical time period. The Company is currently using an extended look back period of five years.

Qualitative factors include the levels of and trends in delinquencies and non-performing loans, levels of and trends in loan risk groups, trends in volumes and terms of loans, effects of any changes in loan related policies, experience, ability and the depth of management, documentation and credit data exception levels, national and local economic trends, external factors such as competition and regulation and lastly, concentrations of credit risk in a variety of areas, including portfolio product mix, the level of loans to individual borrowers and their related interests, loans to industry segments, and the geographic distribution of CRE loans. This evaluation is inherently subjective as it requires estimates that are susceptible to revision as more information becomes available.

The qualitative factors are determined based on the various risk characteristics of each loan segment. The Company has policies, procedures and internal controls that management believes are commensurate with the risk profile of each of these segments. Major risk characteristics relevant to each portfolio segment are as follows:

Commercial & Industrial – Loans in this segment include commercial and industrial loans and to a lesser extent loans to finance agricultural production. Commercial loans are made to businesses and are generally secured by assets of the business, including trade assets and equipment. While not the primary collateral, in many cases these loans may also be secured by the real estate of the business. Repayment is expected from the cash flows of the business. A weakened economy, soft consumer spending, unfavorable foreign trade conditions and the rising cost of labor or raw materials are examples of issues that can impact the credit quality in this segment.

Commercial Real Estate – Loans in this segment are principally made to businesses and are generally secured by either owner-occupied, or non-owner occupied CRE. A relatively small portion of this segment includes farm loans secured by farm land and buildings. As with commercial and industrial loans, repayment of owner-occupied CRE loans is expected from the cash flows of the business and the segment would be impacted by the same risk factors as commercial and industrial loans. The non-owner occupied CRE portion includes both residential and commercial construction loans, vacant land and real estate development loans, multi-family dwelling loans and commercial rental property loans. Repayment of construction loans is expected from permanent financing takeout; the Company generally requires a commitment or eligibility for the take-out financing prior to construction loan origination. Real estate development loans are generally repaid from the sale of the subject real property as the project progresses. Construction and development lending entail additional risks, including the project exceeding budget, not being constructed according to plans, not receiving permits, or the pre-leasing or occupancy rate not meeting expectations. Repayment of multi-family loans and commercial rental property loans is expected from the cash flow generated by rental payments received from the individuals or businesses occupying the real estate. CRE loans are impacted by factors such as competitive market forces, vacancy rates, cap rates, net operating incomes, lease renewals and overall economic demand. In addition, loans in the recreational and tourism sector can be affected by weather conditions, such as unseasonably low winter snowfalls. CRE lending also carries a higher degree of environmental risk than other real estate lending.

Municipal – Loans in this segment are made to local municipalities, attributable to municipal financing transactions and backed by the full faith and credit of town governments or dedicated governmental revenue sources, with no historical losses recognized by the Company.

Residential Real Estate - 1st Lien – All loans in this segment are collateralized by first mortgages on 1 – 4 family owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, has an impact on the credit quality of this segment.

Residential Real Estate – Jr Lien – All loans in this segment are collateralized by junior lien mortgages on 1 – 4 family residential real estate and repayment is primarily dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, has an impact on the credit quality of this segment.

Consumer – Loans in this segment are made to individuals for consumer and household purposes. This segment includes both loans secured by automobiles and other consumer goods, as well as loans that are unsecured. This segment also includes overdrafts, which are extensions of credit made to both individuals and businesses to cover temporary shortages in their deposit accounts and are generally unsecured. The Company maintains policies restricting the size and term of these extensions of credit. The overall health of the economy, including unemployment rates, has an impact on the credit quality of this segment.

Specific component

The specific component of the ALL relates to loans that are impaired. Impaired loans are loan(s) to a borrower that in the aggregate are greater than $100,000 and that are in non-accrual status or are TDRs regardless of amount. A specific allowance is established for an impaired loan when its estimated impaired basis is less than the carrying value of the loan. For all loan segments, except consumer loans, a loan is considered impaired when, based on current information and events, in management’s estimation it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant or temporary payment delays and payment shortfalls generally are not classified as impaired. Management evaluates the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length and frequency of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis, by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Impaired loans also include troubled loans that are restructured. A TDR occurs when the Company, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that would otherwise not be granted. TDRs may include the transfer of assets to the Company in partial satisfaction of a troubled loan, a modification of a loan’s terms, or a combination of the two.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer loans for impairment evaluation, unless such loans are subject to a restructuring agreement.

Unallocated component

An unallocated component of the ALL is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component reflects management’s estimate of the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

Bank premises and equipment

Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets. The cost of assets sold or otherwise disposed of, and the related accumulated depreciation, are eliminated from the accounts and the resulting gains or losses are reflected in the consolidated statements of income. Maintenance and repairs are charged to current expense as incurred and the cost of major renewals and betterments is capitalized.

Other real estate owned

Real estate properties acquired through or in lieu of loan foreclosure or properties no longer used for bank operations are initially recorded at fair value less estimated selling cost at the date of acquisition, foreclosure or transfer. Fair value is determined, as appropriate, either by obtaining a current appraisal or evaluation prepared by an independent, qualified appraiser, by obtaining a broker’s market value analysis, and finally, if the Company has limited exposure and limited risk of loss, by the opinion of management as supported by an inspection of the property and its most recent tax valuation. During periods of declining market values, the Company will generally obtain a new appraisal or evaluation. Any write-down based on the asset's fair value at the date of acquisition or institution of foreclosure is charged to the ALL. After acquisition through or in lieu of foreclosure, these assets are carried at the lower of their new cost basis or fair value. Costs of significant property improvements are capitalized, whereas costs relating to holding the property are expensed as incurred. Appraisals by an independent, qualified appraiser are performed periodically on properties that management deems significant, or evaluations may be performed by management or a qualified third party on OREO properties in the portfolio that are deemed less significant or less vulnerable to market conditions. Subsequent write-downs are recorded as a charge to other expense. Gains or losses on the sale of such properties are included in income when the properties are sold.

Intangible assets

Intangible assets include the excess of the purchase price over the fair value of net assets acquired (goodwill) in the Company’s 2007 acquisition of LyndonBank. Goodwill is not amortizable and is reviewed for impairment annually, or more frequently as events or circumstances warrant.

Income taxes

The Company recognizes income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are established for the temporary differences between the accounting bases and the tax bases of the Company's assets and liabilities at enacted tax rates expected to be in effect when the amounts related to such temporary differences are realized or settled. Adjustments to the Company's deferred tax assets are recognized as deferred income tax expense or benefit based on management's judgments relating to the outcome of such asset.

Mortgage servicing

Servicing assets are recognized as separate assets when rights are acquired through purchase or retained upon the sale of loans. Capitalized servicing rights are reported in other assets and initially recorded at fair value, and are amortized against non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. Servicing rights are periodically evaluated for impairment, based upon the estimated fair value of the rights as compared to amortized cost. Impairment is determined by stratifying the rights by predominant characteristics, such as interest rates and terms. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Impairment is recognized through a valuation allowance and is recorded as amortization of other assets, to the extent that estimated fair value is less than the capitalized amount at the valuation date. Subsequent improvement, if any, in the estimated fair value of impaired MSRs is reflected in a positive valuation adjustment and is recognized in other income up to (but not in excess of) the amount of the prior impairment.

Pension costs	Pension costs are charged to salaries and employee benefits expense and accrued over the active service period.
Advertising costs	The Company expenses advertising costs as incurred.
Comprehensive income

US GAAP generally requires recognized revenue, expenses, gains and losses to be included in net income. Certain changes in assets and liabilities, such as the after-tax effect of unrealized gains and losses on available-for-sale securities, are not reflected in the consolidated statement of income, but the cumulative effect of such items from period-to-period is reflected as a separate component of the shareholders’ equity section of the consolidated balance sheet (accumulated other comprehensive income or loss). Other comprehensive income or loss, along with net income, comprises the Company's total comprehensive income.

Preferred stock

In December, 2007 the Company issued 25 shares of fixed-to-floating rate non-cumulative perpetual preferred stock, without par value and having a liquidation preference of $100,000 per share. There were 15 shares and 20 shares of preferred stock outstanding as of December 31, 2019 and 2018, respectively. Under the terms of the preferred stock, the Company pays non-cumulative cash dividends quarterly, when, as and if declared by the Board. Dividends are payable at a variable dividend rate equal to the Wall Street Journal Prime Rate in effect on the first business day of each quarterly dividend period. A variable rate of 4.50% was in effect for the first quarter of 2018, with increases during 2018 on a quarterly basis, to a rate of 5.25% for the fourth quarter of 2018. The variable rate increased to 5.50% for the dividend payments due in each of the first three quarters of 2019, followed by a decrease to a rate of 5.00% for the dividend payment in the fourth quarter of 2019. The rate that will be in effect for the first quarter of 2020 is 4.75%. The Company redeemed five shares of preferred stock on March 31, 2019 and 2018, at a redemption price of $500,000 for each such partial redemption, plus accrued dividends.

Earnings per common share

Earnings per common share amounts are computed based on net income, net of dividends to preferred shareholders, and on the weighted average number of shares of common stock issued during the period, including DRIP shares issuable upon reinvestment of dividends (retroactively adjusted for stock splits and stock dividends, if any) and reduced for shares held in treasury.

The following table illustrates the calculation of earnings per common share for the periods presented, as adjusted for the cash dividends declared on the preferred stock:

Years Ended December 31,	2019	2018

Net income, as reported	$8,824,446	$8,397,532
Less: dividends to preferred shareholders	87,500	103,125
Net income available to common shareholders	$8,736,946	$8,294,407
Weighted average number of common shares
used in calculating earnings per share	5,204,768	5,139,297
Earnings per common share	$1.68	$1.61

Off-balance-sheet financial instruments

In the ordinary course of business, the Company is a party to off-balance-sheet financial instruments consisting of commitments to extend credit, commercial and municipal letters of credit, standby letters of credit, and risk-sharing commitments on residential mortgage loans sold through the FHLBB’s MPF program. Such financial instruments are recorded in the consolidated financial statements when they are funded.

Transfers of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Impact of recently issued accounting standards

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The ASU was issued to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In July 2018, the FASB amended the updated guidance and provided an additional transition method for adoption of the guidance. The ASU is effective for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. The ASU and related guidance became effective for the Company on January 1, 2019. The impact of adopting this ASU was not material to the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. Under the new guidance, which will replace the existing incurred loss model for recognizing credit losses, banks and other lending institutions will be required to recognize the full amount of expected credit losses. The new guidance, which is referred to as the current expected credit loss, or CECL model, requires that expected credit losses for financial assets held at the reporting date that are accounted for at amortized cost be measured and recognized based on historical experience and current and reasonably supportable forecasted conditions to reflect the full amount of expected credit losses. A modified version of these requirements also applies to debt securities classified as available for sale, which will require that credit losses on those securities be recorded through an allowance for credit losses rather than a write-down. The ASU and related guidance may have a material impact on the Company's consolidated financial statements upon adoption as it will require a change in the Company's methodology for calculating its ALL and allowance on unused commitments. The Company will transition from an incurred loss model to an expected loss model, which will likely result in an increase in the ALL upon adoption and may negatively impact the Company’s and the Bank's regulatory capital ratios. The Company has formed a committee to assess the implications of this new pronouncement and transitioned to a software solution for preparing the ALL calculation and related reports that management believes provides the Company with stronger data integrity, ease and efficiency in ALL preparation. The new software solution also provides numerous training opportunities for the appropriate personnel within the Company. The Company has gathered and is continuing to analyze the historical data to serve as a basis for estimating the ALL under CECL and continues to evaluate the impact of the adoption of the ASU on its consolidated financial statements. As initially proposed, the ASU was to be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, with early adoption permitted for fiscal years beginning after December 15, 2018, including interim periods within such years. However, in November 2019, the FASB issued ASU No. 2019-10, Financial Instruments-Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). The ASU extends the effective date for compliance with the ASU by smaller reporting companies, which are now required to comply with the ASU for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. The Company qualifies for this extension and does not intend to early adopt the ASU at this time. Management will continue to evaluate the Company’s CECL compliance and implementation timetable in light of the extension.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The ASU was issued to reduce the cost and complexity of the goodwill impairment test. To simplify the subsequent measurement of goodwill, step two of the goodwill impairment test was eliminated. Instead, a company will recognize an impairment of goodwill should the carrying value of a reporting unit exceed its fair value (i.e., step one). As initially proposed, the ASU was to be effective for the Company on January 1, 2020; however similar to ASU No. 2016-13, the effective date for this ASU was also extended and will be effective for the Company on January 1, 2023. The Company has evaluated the impact of this ASU and as permitted, plans to early adopt on January 1, 2020, with no material impact expected on its consolidated financial statements.

The Company has goodwill from its acquisition of LyndonBank in 2007 and performs an impairment test annually or more frequently if circumstances warrant (see Note 7).

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. This ASU eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of its disclosure framework project. The standard is effective for all entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The ASU became effective for the Company on January 1, 2020. The Company does not anticipate that adoption of this ASU will have any material impact on its consolidated financial statements.